Exploration Expense (Tables)	12 Months Ended
Dec. 31, 2020
RSU.
Schedule of Exploration Expense	Exploration expenses were incurred on the following projects:
	2020	2019
	$	$
Platosa	1,037	2,965
Evolución	582	833
Silver City	1,672	55
Kilgore	741	-
	4,032	3,853